Note 29 Shares of BBVA owned by third parties but managed by the Group (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares of BBVA owned by third parties but managed by the group [Line Items]
Number of shares owned by third parties	17,645,506	18,266,509	23,807,398
Nominal value of shares of BBVA owned by third parties but managed by the group	€ 0.49	€ 0.49	€ 0.49
Percentage of share capital of shares of BBVA owned by third parties but managed by the group	0.26%	0.27%	0.36%